EFFECT OF ACCOUNTING CHANGE	12 Months Ended
Dec. 31, 2014
Accounting Changes And Error Corrections [Abstract]
EFFECT OF ACCOUNTING CHANGE

NOTE 14—EFFECT OF ACCOUNTING CHANGE

We have retrospectively applied the new accounting method for recognizing actuarial gains and losses, as described in Note 1. We recorded a cumulative increase to accumulated deficit of $88.3 million as of January 1, 2012 related to this accounting method change. The impact of these adjustments on our consolidated results and financial position is as follows:

	2014			2013			2012
	New method	Historical Method	Net Effect of Change	As Adjusted	Previously Reported	Net Effect of Change	As Adjusted	Previously Reported	Net Effect of Change
	(In thousands, except per share data amounts)
Consolidated Statements of Operations:
Selling, general and administrative expenses	$208,564	$225,231	$(16,667)	$193,126	$201,171	$(8,045)	$218,162	$205,974	$12,188
Operating Income (Loss)	$8,554	$(8,113)	$16,667	$(456,745)	$(464,790)	$8,045	$307,139	$319,327	$(12,188)
Net Income (Loss)	$(65,394)	$(82,061)	$16,667	$(489,910)	$(497,955)	$8,045	$205,235	$217,423	$(12,188)
Net Income (Loss) Attributable to McDermott International, Inc.	$(75,994)	$(92,661)	$16,667	$(508,868)	$(516,913)	$8,045	$194,465	$206,653	$(12,188)
Earnings per common share:
Basic:
Net Income (Loss) Attributable to McDermott International, Inc.	(0.32)	(0.39)	0.07	(2.15)	(2.19)	0.04	0.83	0.88	(0.05)
Diluted:
Net Income (Loss) Attributable to McDermott International, Inc.	(0.32)	(0.39)	0.07	(2.15)	(2.19)	0.04	0.82	0.87	(0.05)

Consolidated Statements of Comprehensive Income (Loss):
Unrealized gain (loss) on benefit plan revaluation	$—	$2,937	$(2,937)	$—	$(9,542)	$9,542	$—	$(23,821)	$23,821
Amortization of benefit plan costs	$—	$13,730	$(13,730)	$—	$17,587	$(17,587)	$—	$11,633	$(11,633)

Consolidated Balance Sheets:
Retained Earnings/ (Accumulated Deficit)	$(239,572)	$(163,818)	$(75,754)	$(163,578)	$(71,157)	$(92,421)
Accumulated Other Comprehensive Income (Loss)	$(97,808)	$(173,562)	$75,754	$(47,710)	$(140,131)	$92,421

Consolidated Statements of Cash Flows:
Net Income (Loss)	$(65,394)	$(82,061)	$16,667	$(489,910)	$(497,955)	$8,045	$205,235	$217,423	$(12,188)
Other non-cash items	$(3,605)	$8,961	$(12,566)	$(6,029)	$(3,463)	$(2,566)	$6,837	$8,367	$(1,530)
Other assets and liabilities(1)	$11,653	$15,754	$(4,101)	$(46,301)	$(40,822)	$(5,479)	$55,303	$39,535	$15,768
Pension liability and accrued postretirement and employee benefits	$(1,861)	$(1,861)	$—	$(30,828)	$(30,828)	$—	$34,847	$36,897	$(2,050)
(1)

Other assets and liabilities for the years ended December 31, 2013 and 2012 have been adjusted to conform with the current year presentation for the non-cash impacts of gain of foreign exchange, as described in Note 1.